Eaton Vance

Ohio Municipal Income Fund

June 30, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Obligations — 99.5%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 4.0%
Ohio Water Development Authority:
4.00%, 6/1/36	$1,500	$1,714,336
5.00%, 12/1/35	2,000	2,403,960
Ohio Water Development Authority, Water Pollution Control Loan Fund, 5.00%, 12/1/40	1,000	1,312,510
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	1,755	2,255,473

		$7,686,279

Education — 12.2%
Bowling Green State University, OH:
4.00%, 6/1/39	$750	$880,087
4.00%, 6/1/45	1,300	1,505,946
Kent State University, OH:
5.00%, 5/1/37	215	276,047
5.00%, 5/1/38	250	320,288
5.00%, 5/1/39	265	338,731
5.00%, 5/1/40	405	516,849
Miami University, OH, 5.00%, 9/1/35	140	189,120
Ohio Higher Educational Facility Commission, (Case Western Reserve University):
5.00%, 12/1/26	350	430,913
5.00%, 12/1/27	300	367,623
5.00%, 12/1/40	1,000	1,204,470
Ohio Higher Educational Facility Commission, (Denison University):
4.00%, 11/1/39	115	138,187
5.25%, 11/1/46	1,355	1,677,937
Ohio Higher Educational Facility Commission, (Kenyon College), 4.00%, 7/1/40	1,000	1,170,290
Ohio Higher Educational Facility Commission, (Oberlin College):
5.00%, 10/1/33	2,000	2,192,620
5.00%, 10/1/38	910	997,642
Ohio Higher Educational Facility Commission, (The College of Wooster), 5.00%, 9/1/36	1,000	1,243,660
Ohio Higher Educational Facility Commission, (University of Dayton), 5.00%, 12/1/32	550	635,453
Ohio State University, 5.00%, 12/1/29	1,060	1,404,023
Ohio University, 5.00%, 12/1/35	500	606,825
Port of Greater Cincinnati Development Authority, OH, (St. Xavier High School, Inc.):
4.00%, 4/1/33	335	400,064
4.00%, 4/1/34	510	607,288
4.00%, 4/1/35	350	416,027
4.00%, 4/1/36	350	413,868
4.00%, 4/1/37	560	660,414
4.00%, 4/1/38	400	470,684
4.00%, 4/1/39	415	487,202
4.00%, 4/1/40	415	486,409

Security	Principal Amount (000’s omitted)	Value
University of Cincinnati, OH:
5.00%, 6/1/34	$585	$702,679
5.00%, 6/1/45	2,000	2,461,300

		$23,202,646

Electric Utilities — 2.8%
American Municipal Power, Inc., OH, (Combined Hydroelectric Projects), 5.00%, 2/15/29	$1,000	$1,285,510
American Municipal Power, Inc., OH, (Greenup Hydroelectric Facility), 5.00%, 2/15/46	1,000	1,181,760
American Municipal Power, Inc., OH, (Meldahl Hydroelectric):
4.00%, 2/15/34	2,005	2,247,465
5.00%, 2/15/33	595	702,552

		$5,417,287

Escrowed/Prerefunded — 3.8%
Cleveland, OH, Income Tax Revenue, (Bridges and Roadways Improvements), Prerefunded to 10/1/22, 5.00%, 10/1/32	$500	$530,330
Cleveland, OH, Income Tax Revenue, (Parks and Recreation Facilities Improvements), Prerefunded to 10/1/22, 5.00%, 10/1/35	1,000	1,060,010
Cuyahoga County, OH, Sales Tax Revenue, Prerefunded to 12/1/24, 5.00%, 12/1/35	1,000	1,160,250
Highland Local School District, OH:
Prerefunded to 6/1/23, 5.00%, 12/1/37	540	589,702
Prerefunded to 6/1/23, 5.00%, 12/1/39	1,100	1,201,244
Lakewood City School District, OH, Prerefunded to 11/1/22, 5.00%, 11/1/36	1,030	1,096,651
Northeast Ohio Regional Sewer District, Prerefunded to 11/15/24, 5.00%, 11/15/44	1,255	1,453,503
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/29	45	59,832
Ohio, (Cleveland Clinic Health System), Prerefunded to 1/1/28, 4.00%, 1/1/43	20	23,946

		$7,175,468

General Obligations — 7.5%
Butler County, OH, Special Tax Assessment, 5.50%, 12/1/28	$1,000	$1,004,320
Columbus City School District, OH, 5.00%, 12/1/30	1,500	1,806,990
Columbus, OH:
5.00%, 4/1/40	1,900	2,504,960
5.00%, 4/1/41	1,325	1,742,521
Cuyahoga Community College District, OH:
3.50%, 12/1/39	1,400	1,517,782
4.00%, 12/1/42	1,500	1,735,185
Northwest Local School District, OH, Prerefunded to 12/1/23, 5.00%, 12/1/40	500	557,245
Ohio, 5.00%, 5/1/33	1,500	1,864,575
Streetsboro City School District, OH, 4.00%, 12/1/36	210	248,945
Westerville City School District, OH:
4.00%, 12/1/32	425	514,700
4.00%, 12/1/33	625	754,831

		$14,252,054

Hospital — 15.9%
Akron, OH, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron):
5.00%, 11/15/32	$2,450	$2,539,400
5.00%, 11/15/38	1,155	1,245,633
Akron, OH, Bath and Copley Joint Township Hospital District, (Summa Health Obligated Group), 4.00%, 11/15/37	150	178,088

Security	Principal Amount (000’s omitted)	Value
Allen County, OH, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/40	$1,000	$1,198,700
Allen County, OH, (Mercy Health), 4.00%, 8/1/47(1)	5,150	5,902,209
Bluffton, OH, (Blanchard Valley Health System), 5.00%, 12/1/31	750	927,592
Butler County, OH, (UC Health):
4.00%, 11/15/37	920	1,052,756
5.00%, 11/15/28	590	734,190
Franklin County, OH, (Nationwide Children’s Hospital), 5.00%, 11/1/34	750	911,213
Franklin County, OH, (OhioHealth Corp.), 5.00%, 5/15/40	1,200	1,383,168
Franklin County, OH, (Trinity Health Credit Group), 5.00%, 12/1/46	2,000	2,445,660
Hamilton County, OH, (UC Health), 5.00%, 9/15/45	1,125	1,408,984
Miami County, OH, (Kettering Health Network Obligated Group), 5.00%, 8/1/38	1,000	1,252,070
Middleburg Heights, OH, (Southwest General Health Center), 4.00%, 8/1/47	2,000	2,291,540
Montgomery County, OH, (Kettering Health Network Obligated Group), 4.00%, 8/1/41	500	594,870
Muskingum County, OH, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	460	479,803
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.):
5.00%, 1/15/27	1,500	1,599,300
5.00%, 1/15/29	450	477,860
Ohio, (Cleveland Clinic Health System), 4.00%, 1/1/43	2,190	2,530,654
Ohio, (University Hospitals Health Systems, Inc.), 3.00%, 1/15/45	1,000	1,062,230
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/24	215	239,667

		$30,455,587

Housing — 0.3%
Ohio Housing Finance Agency, 3.00%, 9/1/39	$565	$601,069

		$601,069

Industrial Development Revenue — 1.9%
Cleveland, OH, (Continental Airlines), (AMT), 5.375%, 9/15/27	$1,630	$1,636,243
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 4.25%, 1/15/38(2)	1,700	1,971,643

		$3,607,886

Insured-Electric Utilities — 8.0%
Cleveland, OH, Public Power System Revenue:
(AGM), 4.00%, 11/15/36	$1,000	$1,190,590
(AGM), 5.00%, 11/15/24	1,265	1,457,622
(NPFG), 0.00%, 11/15/27	2,540	2,335,936
Ohio Municipal Electric Generation Agency:
(NPFG), 0.00%, 2/15/26	3,000	2,848,200
(NPFG), 0.00%, 2/15/27	2,500	2,325,475
(NPFG), 0.00%, 2/15/28	4,750	4,314,283
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	770	831,207

		$15,303,313

Insured-Escrowed/Prerefunded — 0.9%
Cleveland, OH, Airport System Revenue, (AGM), Prerefunded to 1/1/22, 5.00%, 1/1/30	$1,170	$1,198,489
Cleveland, OH, Public Power System Revenue, (AGM), Escrowed to Maturity, 5.00%, 11/15/24	235	271,740
Warrensville Heights City School District, OH, (BAM), Prerefunded to 12/1/24, 5.00%, 12/1/44	215	249,056

		$1,719,285

Security	Principal Amount (000’s omitted)	Value
Insured-General Obligations — 19.4%
Cincinnati City School District, OH, (AGM), 5.25%, 12/1/29(1)	$7,500	$10,049,400
Cleveland, OH, (AMBAC), 5.50%, 10/1/23	2,105	2,353,306
Gahanna-Jefferson City School District, OH, (AGM), 4.00%, 12/1/44	1,500	1,821,180
Kettering City School District, OH, (AGM), 5.25%, 12/1/31	4,505	5,718,962
Mason City School District, OH, (AGM), 5.25%, 12/1/31	3,525	4,698,261
Springboro Community City School District, OH, (AGM), 5.25%, 12/1/30	5,000	6,601,450
Warrensville Heights City School District, OH, (BAM), 5.00%, 12/1/44	85	96,453
Westerville City School District, OH, (XLCA), 5.00%, 12/1/27	4,590	5,675,673

		$37,014,685

Insured-Hospital — 1.0%
Lucas County, OH, (ProMedica Healthcare Obligated Group), (AGM), 4.00%, 11/15/45	$1,725	$1,892,394

		$1,892,394

Insured-Transportation — 4.9%
Cleveland, OH, Airport System Revenue, (AGM), (AMT), 5.00%, 1/1/43	$1,000	$1,224,960
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/24	5,000	5,428,050
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/35	1,500	1,715,640
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	940	1,019,966

		$9,388,616

Insured-Water and Sewer — 2.3%
Newark, OH, Water System Revenue, (AGM), 5.00%, 12/1/39	$3,680	$4,417,766

		$4,417,766

Other Revenue — 3.1%
Cuyahoga County, OH, (Cleveland Orchestra):
5.00%, 1/1/33	$400	$486,624
5.00%, 1/1/34	300	363,999
5.00%, 1/1/35	500	605,505
5.00%, 1/1/41	725	866,571
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	1,980	1,983,445
Summit County Port Authority, OH, 5.00%, 12/1/31	1,410	1,503,511

		$5,809,655

Senior Living/Life Care — 1.2%
Butler County Port Authority, OH, (Community First Solutions), 4.00%, 5/15/46	$650	$746,954
Lorain County Port Authority, OH, (Kendal at Oberlin), 5.00%, 11/15/30	580	627,531
Warren County, OH, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	905	983,382

		$2,357,867

Special Tax Revenue — 4.7%
Akron, OH, Income Tax Revenue:
4.00%, 12/1/36	$655	$748,573
4.00%, 12/1/37	520	593,242
American Samoa Economic Development Authority, 5.00%, 9/1/38(2)	100	123,257
Delaware County, OH, Sales Tax Revenue, 5.00%, 12/1/28	2,000	2,342,780
Franklin County Convention Facilities Authority, OH, 5.00%, 12/1/26	1,000	1,149,640
Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion), 5.00%, 12/1/39	525	629,864
Franklin County, OH, Sales Tax Revenue, 5.00%, 6/1/43	1,000	1,238,660
Greater Cleveland Regional Transit Authority, OH, Sales Tax Revenue, 5.00%, 12/1/31	435	532,444

Security	Principal Amount (000’s omitted)	Value
Green, OH, Income Tax Revenue, (Community Learning Centers):
5.00%, 12/1/26	$570	$608,475
5.00%, 12/1/28	940	1,003,450

		$8,970,385

Transportation — 1.4%
Cleveland, OH, Airport System Revenue, (AMT), 5.00%, 1/1/27	$625	$762,619
Ohio Turnpike and Infrastructure Commission, 5.00%, 2/15/46	1,500	1,962,675

		$2,725,294

Water and Sewer — 4.2%
Cleveland, OH, Water Pollution Control Revenue, 5.00%, 11/15/41	$945	$1,105,395
Columbus, OH, Sewerage System Revenue, 5.00%, 6/1/30	1,500	1,811,820
Hamilton County, OH, Sewer System Revenue, 5.00%, 12/1/35	1,000	1,327,710
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/33	1,265	1,441,594
Toledo, OH, Water System Revenue, 5.00%, 11/15/41	2,000	2,393,720

		$8,080,239

Total Tax-Exempt Municipal Obligations — 99.5% (identified cost $170,389,620)		$190,077,775

Other Assets, Less Liabilities — 0.5%		$1,023,953

Net Assets — 100.0%		$191,101,728

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2021, 36.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 22.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2021, the aggregate value of these securities is $2,094,900 or 1.1% of the Fund’s net assets.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. Long Treasury Bond	(30)	Short	9/21/21	$(4,822,500)	$(103,416)

					$(103,416)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guarantee Corp.

XLCA	-	XL Capital Assurance, Inc.

At June 30, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$—	$190,077,775	$—	$190,077,775
Total Investments	$—	$190,077,775	$—	$190,077,775

Liability Description
Futures Contracts	$(103,416)	$—	$—	$(103,416)
Total	$(103,416)	$—	$—	$(103,416)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.